FINANCIAL INSTRUMENTS - RISK MANAGEMENT	6 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

13.   FINANCIAL INSTRUMENTS – RISK MANAGEMENT

Financial instruments by category

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of December 31, 2024, and June 30, 2024.

Financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2024	06/30/2024	12/31/2024	06/30/2024
Cash and cash equivalents	15,119,853	44,473,270	14,056,888	—
Other financial assets	817,544	634,553	2,018,893	11,695,528
Trade receivables	226,458,428	207,320,974	—	—
Other receivables (*)	13,426,411	18,647,862	6,789,863	—
Total	255,822,236	271,076,659	22,865,644	11,695,528
(*)	Advances expenses and tax balances are not included.

Financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2024	06/30/2024	12/31/2024	06/30/2024
Trade and other payables	137,380,715	156,742,677	6,645,423	11,989,792
Borrowings	186,105,601	178,852,080	—	—
Secured notes	83,400,171	80,809,686	—	—
Lease liability	16,138,012	11,284,137	—	—
Consideration for acquisition	3,966,922	4,202,401	1,477,485	2,724,114
Total	426,991,421	431,890,981	8,122,908	14,713,906

Financial instruments measured at fair value

Measurement at fair value at 12/31/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	48,520	—	—
Moolec Science S.A. shares	1,113,000	—	—
Other investments	857,373	—	—
Other receivables - Joint ventures and associates	—	6,789,863	—
Financial liability at fair value
Trade and other payables	—	6,645,423	—
Consideration for acquisition	1,477,485	—	—

Measurement at fair value at 06/30/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	6,658,805	—	—
US Treasury bills	1,993,668	—	—
Moolec Science S.A. shares	1,530,375	—	—
Other investments	1,512,680	—	—
Financial liability at fair value
Trade and other payables	—	11,989,792	—
Consideration for acquisition	2,724,114	—	—

Estimation of fair value

The fair value of marketable securities, mutual funds and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information, and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer. There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 5.9).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters into transactions denominated in a currency other than its functional currency.

The table below sets forth our net exposure to currency risk as of December 31, 2024:

Net foreign currency position	12/31/2024
Amount expressed in US$	619,984

Considering only this net currency exposure as of December 31, 2024 if an US Dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income as a result of foreign exchange gains or losses. We estimate that a devaluation or an appreciation of the US Dollar other currencies of 10% during the period ended December 31, 2024 would have resulted in a net pre-tax loss or gain of approximately $0.06 million.